INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The intangible assets consisted of the following:

	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Land-use rights	$690	$670
Less: accumulated amortization	(58)	(37)
Intangible assets, net	$632	$633

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2014	$19
September 30, 2015	19
September 30, 2016	19
September 30, 2017	19
September 30, 2018	19
Thereafter	537
Total	$632